Fair Value Measurements and Financial Instruments - Schedule of Fair Value Hierarchy (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Immunomedics
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) on equity securities	$ 292.3